Acquisitions & Divestitures (Tables)	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Business acquisition, purchase price allocation
The following table reflects the purchase price related to these acquisitions and the resulting purchase price allocations as of December 31, 2024.

($ in millions)
	Amortization Life (in Years)	StreamSets and webMethods	Other Acquisitions
Current assets		$347	$120
Property, plant and equipment/noncurrent assets		12	14
Intangible assets
Goodwill	N/A	1,074	918
Client relationships	1—7	680	167
Completed technology	5—7	550	179
Trademarks	1—7	45	6
Total assets acquired		$2,707	$1,403
Current liabilities		196	66
Noncurrent liabilities		253	81
Total liabilities assumed		$448	$147
Total purchase price		$2,259	$1,256
N/A–Not applicable
The following table reflects the purchase price related to these acquisitions and the resulting purchase price allocations as of December 31, 2024. Net purchase price adjustments recorded in 2024 were not material.

($ in millions)
	Amortization Life (in Years)	Apptio, Inc.	Other Acquisitions
Current assets		$145	$83
Property, plant and equipment/noncurrent assets		23	20
Intangible assets
Goodwill	N/A	3,501	382
Client relationships	6—10	770	44
Completed technology	5—7	530	108
Trademarks	1—5	35	2
Total assets acquired		$5,005	$639
Current liabilities		250	44
Noncurrent liabilities		143	10
Total liabilities assumed		$393	$54
Total purchase price		$4,612	$585
N/A–Not applicable
The following table reflects the purchase price related to these acquisitions and the resulting purchase price allocations as of December 31, 2023. Net purchase price adjustments recorded in 2023 were not material.

($ in millions)
	Amortization Life (in Years)	Octo	Other Acquisitions
Current assets		$119	$87
Property, plant and equipment/noncurrent assets		8	8
Intangible assets
Goodwill	N/A	829	1,055
Client relationships	7—10	365	204
Completed technology	4—7	30	90
Trademarks	2—3	15	10
Total assets acquired		$1,366	$1,454
Current liabilities		53	52
Noncurrent liabilities		50	15
Total liabilities assumed		$103	$67
Total purchase price		$1,264	$1,387
N/A–Not applicable